Consolidated Subsidiaries - Summary of Financial Information of Consolidated Subsidiaries (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Korea Hydro & Nuclear Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	₩ 64,638,690		₩ 61,859,753
Total liabilities	38,361,337		35,652,467
Sales	9,324,391		9,938,941
Profit (loss) for the year	302,232		647,641
Korea South-East Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	11,487,325		10,858,645
Total liabilities	6,510,826		5,954,129
Sales	5,188,856		4,258,904
Profit (loss) for the year	(58,096)		(139,149)
Korea Midland Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	13,756,040		13,028,436
Total liabilities	9,912,907		9,357,603
Sales	5,263,302		4,293,364
Profit (loss) for the year	54,869		(29,880)
Korea Western Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	10,822,780		10,357,023
Total liabilities	7,116,671		6,594,779
Sales	4,970,805		3,605,986
Profit (loss) for the year	(171,562)		(108,953)
Korea Southern Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	11,350,984		10,658,015
Total liabilities	7,099,881		6,411,524
Sales	5,671,989		4,015,941
Profit (loss) for the year	(113,352)		(17,588)
Korea East-West Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	9,895,739		9,619,485
Total liabilities	5,163,005		4,974,645
Sales	4,743,030		4,155,416
Profit (loss) for the year	10,872		(65,427)
KEPCO Engineering & Construction Company, Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	705,043		699,244
Total liabilities	191,592		200,169
Sales	433,127		431,723
Profit (loss) for the year	16,452		20,160
KEPCO Plant Service & Engineering Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,420,705		1,345,857
Total liabilities	311,607		296,515
Sales	1,375,668		1,299,186
Profit (loss) for the year	98,132		85,916
KEPCO Nuclear Fuel Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	837,249		798,368
Total liabilities	405,614		390,155
Sales	323,729		331,228
Profit (loss) for the year	25,799		14,542
KEPCO KDN Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	721,634		647,496
Total liabilities	189,242		174,192
Sales	673,261		641,308
Profit (loss) for the year	67,244		45,207
KEPCO International HongKong Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	128,968		120,213
Total liabilities	0		0
Sales	0		0
Profit (loss) for the year	341		1,571
KEPCO International Philippines Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	154,317		133,215
Total liabilities	482		366
Sales	0		0
Profit (loss) for the year	8,766		35,182
KEPCO Gansu International Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	7,151		7,753
Total liabilities	559		512
Sales	0		0
Profit (loss) for the year	(25)		(19)
KEPCO Philippines Holdings Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	191,757		187,375
Total liabilities	128		127
Sales	0		0
Profit (loss) for the year	60,192		65,792
KEPCO Philippines Corporation
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	6,122		6,173
Total liabilities	19		17
Sales	0		0
Profit (loss) for the year	(68)		(187)
KEPCO Ilijan Corporation
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	259,069		322,066
Total liabilities	38,555		47,234
Sales	60,532		81,400
Profit (loss) for the year	12,981		39,443
KEPCO Lebanon SARL
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,729		1,669
Total liabilities	9,794		9,195
Sales	0		0
Profit (loss) for the year	(86)		(59)
KEPCO Neimenggu International Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	241,299		213,444
Total liabilities	3,106		2,492
Sales	0		0
Profit (loss) for the year	16,762		26,593
KEPCO Shanxi International Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	551,407		508,363
Total liabilities	207,844		196,408
Sales	0		0
Profit (loss) for the year	3,526		2,278
KOMIPO Global Pte Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	302,340		263,378
Total liabilities	1,351		656
Sales	0		0
Profit (loss) for the year	11,462		12,460
KEPCO Netherlands B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	133,610		117,449
Total liabilities	866		71
Sales	0		0
Profit (loss) for the year	5,395		14,503
KOREA Imouraren Uranium Investment Corp.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	83		13,955
Total liabilities	0		123
Sales	0		0
Profit (loss) for the year	(13,898)		(675)
KEPCO Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	481		451
Total liabilities	11		17
Sales	0		0
Profit (loss) for the year	25		71
KOSEP Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	44,798		34,249
Total liabilities	5,561		3,500
Sales	22,013		14,327
Profit (loss) for the year	8,268		2,150
KOMIPO Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	54,162		45,250
Total liabilities	5,648		3,782
Sales	22,013		14,327
Profit (loss) for the year	5,942		2,685
KOWEPO Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	54,564		44,270
Total liabilities	4,766		2,909
Sales	22,013		14,327
Profit (loss) for the year	7,387		1,663
KOSPO Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	43,886		38,341
Total liabilities	4,502		2,750
Sales	22,013		14,327
Profit (loss) for the year	5,940		2,242
KEPCO Middle East Holding Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	104,068		90,601
Total liabilities	89,756		78,553
Sales	0		0
Profit (loss) for the year	1,144		(1,539)
Qatrana Electric Power Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	480,809		464,507
Total liabilities	262,725		287,859
Sales	21,368		21,279
Profit (loss) for the year	19,156		24,717
KHNP Canada Energy, Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	109,326		63,794
Total liabilities	25		26
Sales	0		0
Profit (loss) for the year	29		(7)
KEPCO Bylong Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	44,319		44,691
Total liabilities	394,349		349,542
Sales	0		0
Profit (loss) for the year	(37,065)		16,897
Korea Waterbury Uranium Limited Partnership
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	20,920		20,908
Total liabilities	159		165
Sales	0		0
Profit (loss) for the year	(57)		(76)
KEPCO Holdings de Mexico
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	148		148
Total liabilities	27		27
Sales	0		0
Profit (loss) for the year	(8)		(14)
KST Electric Power Company, S.A.P.I. de C.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	584,625		531,367
Total liabilities	435,796		410,743
Sales	151,467		65,695
Profit (loss) for the year	18,499		37,899
KEPCO Energy Service Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	2,500		2,255
Total liabilities	956		994
Sales	12,070		5,880
Profit (loss) for the year	574		507
KEPCO Netherlands S3 B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	51,045		44,042
Total liabilities	150		54
Sales	0		0
Profit (loss) for the year	3,199		2,833
PT. KOMIPO Pembangkitan Jawa Bali
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	13,499		12,946
Total liabilities	3,314		3,298
Sales	18,296		20,306
Profit (loss) for the year	885		4,775
PT. Cirebon Power Service
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	2,545		1,825
Total liabilities	631		550
Sales	8,664		8,642
Profit (loss) for the year	505		344
KOWEPO International Corporation
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	0		0
Total liabilities	10		10
Sales	0		0
Profit (loss) for the year	0		0
KOSPO Jordan LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	33,782		31,620
Total liabilities	16,298		15,654
Sales	9,698		9,356
Profit (loss) for the year	816		1,570
EWP America Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	46,687	[1]	37,681	[2]
Total liabilities	1,278	[1]	2,683	[2]
Sales	18,335	[1]	14,312	[2]
Profit (loss) for the year	6,807	[1]	(14,327)	[2]
KNF Canada Energy Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	2,101		1,871
Total liabilities	17		22
Sales	0		0
Profit (loss) for the year	(43)		(50)
EWP Barbados 1 SRL
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	354,024		313,409
Total liabilities	1,172		1,170
Sales	2,861		2,950
Profit (loss) for the year	16,168		44,729
Gyeonggi Green Energy Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	243,977		265,768
Total liabilities	224,132		240,366
Sales	93,794		64,660
Profit (loss) for the year	(5,588)		(9,968)
PT. Tanggamus Electric Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	212,161		217,730
Total liabilities	167,409		184,057
Sales	2,903		3,491
Profit (loss) for the year	3,017		11,942
Gyeongju Wind Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	96,937		105,726
Total liabilities	60,702		68,629
Sales	15,289		13,939
Profit (loss) for the year	3,132		2,108
KOMIPO America Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	329,986	[3]	105,926
Total liabilities	56,325	[3]	918
Sales	1,715	[3]	342
Profit (loss) for the year	(1,311)	[3]	(1,783)
KOSEP USA, Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets			1
Total liabilities			4,837
Sales			0
Profit (loss) for the year			0
PT. EWP Indonesia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	47,031		33,900
Total liabilities	1,226		1,125
Sales	0		0
Profit (loss) for the year	4,615		7,083
KEPCO Netherlands J3 B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	151,478		138,824
Total liabilities	172		84
Sales	0		0
Profit (loss) for the year	27,365		28,242
Korea Offshore Wind Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	359,393		354,643
Total liabilities	188,507		187,576
Sales	36,020		26,838
Profit (loss) for the year	3,820		98
Global One Pioneer B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	119		177
Total liabilities	116		60
Sales	0		0
Profit (loss) for the year	(132)		(76)
Global Energy Pioneer B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	293		338
Total liabilities	131		64
Sales	0		0
Profit (loss) for the year	(147)		(70)
Mira Power Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	424,183		348,737
Total liabilities	311,459		266,565
Sales	70,287		31,172
Profit (loss) for the year	34,018		(2,960)
KOSEP Material Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	3,405		2,312
Total liabilities	842		429
Sales	4,518		3,457
Profit (loss) for the year	442		189
Commerce and Industry Energy Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	85,315		89,681
Total liabilities	35,543		41,384
Sales	30,531		31,603
Profit (loss) for the year	1,345		1,623
KEPCO KPS Philippines Corp.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	8,051		3,119
Total liabilities	3,652		284
Sales	9,768		5,151
Profit (loss) for the year	1,493		158
KOSPO Chile SpA
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	142,956		128,795
Total liabilities	56,688		48,813
Sales	0		0
Profit (loss) for the year	(851)		(542)
PT. KOWEPO Sumsel Operation and Maintenance Services
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	116		108
Total liabilities	259		241
Sales	0		0
Profit (loss) for the year	0		(15)
HeeMang Sunlight Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	6,242		7,261
Total liabilities	3,272		4,339
Sales	499		423
Profit (loss) for the year	47		(142)
Fujeij Wind Power Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	200,783		194,844
Total liabilities	169,340		174,051
Sales	0		0
Profit (loss) for the year	14,739		13,720
KOSPO Youngnam Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	393,745		389,071
Total liabilities	292,765		294,408
Sales	318,770		254,966
Profit (loss) for the year	6,339		3,405
VI Carbon Professional Private Special Asset Investment Trust 1
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets			3,006
Total liabilities			4
Sales			0
Profit (loss) for the year			7
Chitose Solar Power Plant LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	125,578		133,643
Total liabilities	109,470		118,783
Sales	16,630		17,073
Profit (loss) for the year	1,794		1,521
KEPCO Energy Solution Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	317,676		313,754
Total liabilities	4,938		4,093
Sales	21,423		5,585
Profit (loss) for the year	3,104		3,656
KEPCO Solar Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	231,567		230,443
Total liabilities	22,229		23,098
Sales	11,305		3,933
Profit (loss) for the year	2,014		1,888
KOSPO Power Services Ltda.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	8,007		4,354
Total liabilities	5,800		1,644
Sales	21,133		10,846
Profit (loss) for the year	(356)		1,011
Energy New Industry Specialized Investment Private Investment Trust
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	336,932	[4]	279,489	[5]
Total liabilities	28,536	[4]	24,173	[5]
Sales	19,405	[4]	23,682	[5]
Profit (loss) for the year	11,116	[4]	8,248	[5]
KOEN Bylong Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	8		6
Total liabilities	86		75
Sales	0		0
Profit (loss) for the year	0		(11)
KOMIPO Bylong Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	8		7
Total liabilities	86		76
Sales	0		0
Profit (loss) for the year	(8)		(11)
KOWEPO Bylong Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	8		6
Total liabilities	86		64
Sales	0		0
Profit (loss) for the year	(18)		0
KOSPO Bylong Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	73		153
Total liabilities	168		213
Sales	0		0
Profit (loss) for the year	(20)		(2)
EWP Bylong Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	8		6
Total liabilities	54		35
Sales	0		0
Profit (loss) for the year	0		28
KOWEPO Lao International
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	12,974		8,982
Total liabilities	70		392
Sales	8,543		8,466
Profit (loss) for the year	5,681		4,706
KEPCO US Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	17,601		16,154
Total liabilities	0		0
Sales	0		0
Profit (loss) for the year	0		(21)
KEPCO Alamosa LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	34,100		31,353
Total liabilities	297		270
Sales	124		127
Profit (loss) for the year	(62)		(237)
KEPCO Solar of Alamosa, LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	57,104		68,336
Total liabilities	41,953		42,910
Sales	8,008		9,096
Profit (loss) for the year	(742)		(2,052)
KEPCO Mangilao Holdings LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	28,504		25,785
Total liabilities	32,501		28,924
Sales	0		0
Profit (loss) for the year	(556)		(502)
Mangilao Investment LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	43,459		38,090
Total liabilities	29		14
Sales	0		0
Profit (loss) for the year	(14)		(15)
KEPCO Mangilao Solar, LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	206,018		69,830
Total liabilities	166,095		34,029
Sales	0		0
Profit (loss) for the year	(865)		(253)
Jeju Hanlim Offshore Wind Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	41,325		20,525
Total liabilities	5,139		9,805
Sales	0		0
Profit (loss) for the year	(2,893)		(3,049)
PT. Siborpa Eco Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	11,306		10,491
Total liabilities	0		14
Sales	0		0
Profit (loss) for the year	(105)		(361)
PT. Korea Energy Indonesia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,917		1,746
Total liabilities	215		196
Sales	1,681		2,428
Profit (loss) for the year	37		190
KOLAT SpA
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	28,349		31,109
Total liabilities	849		425
Sales	180		243
Profit (loss) for the year	(464)		(216)
KEPCO California, LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	43,732		41,973
Total liabilities	4,113		4,683
Sales	1,310		0
Profit (loss) for the year	160		(1,330)
KEPCO Mojave Holdings, LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	95,294		95,326
Total liabilities	71,358		67,138
Sales	0		0
Profit (loss) for the year	(4,254)		(4,358)
Incheon Fuel Cell Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	259,111		192,184
Total liabilities	236,901		170,976
Sales	46,034		0
Profit (loss) for the year	962		(979)
KOEN Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	8,963		6,239
Total liabilities	6,557		5,598
Sales	35,190		32,150
Profit (loss) for the year	2,326		129
KOMIPO Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	4,384		3,381
Total liabilities	4,475		3,649
Sales	32,323		28,596
Profit (loss) for the year	(96)		(479)
KOWEPO Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	7,289		6,045
Total liabilities	5,869		4,849
Sales	31,700		29,559
Profit (loss) for the year	303		726
KOSPO Service Co., Ltd
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	5,762		5,617
Total liabilities	4,990		4,708
Sales	26,257		25,103
Profit (loss) for the year	31		832
EWP Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	5,483		4,568
Total liabilities	5,455		4,074
Sales	24,957		23,223
Profit (loss) for the year	14		(15)
PT. KOMIPO Energy Indonesia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	2,996		2,473
Total liabilities	395		154
Sales	2,077		2,391
Profit (loss) for the year	106		52
KNF Partners Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,800		1,470
Total liabilities	969		743
Sales	5,664		5,487
Profit (loss) for the year	152		256
KOSPO USA Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	286,081		120,380
Total liabilities	293		266
Sales	0		0
Profit (loss) for the year	968		(1,611)
Nambu USA LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	277,698		42,739
Total liabilities	0		0
Sales	0		0
Profit (loss) for the year	568		544
Tamra Offshore Wind Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	146,736		150,957
Total liabilities	106,961		112,184
Sales	21,731		22,200
Profit (loss) for the year	5,168		4,575
KEPCO MCS Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	80,277		59,227
Total liabilities	39,139		36,786
Sales	349,116		342,053
Profit (loss) for the year	19,043		19,190
KEPCO FMS Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	17,188		14,390
Total liabilities	15,577		12,585
Sales	94,210		89,228
Profit (loss) for the year	214		837
Firstkeepers Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	17,152		13,981
Total liabilities	16,041		12,234
Sales	77,189		68,538
Profit (loss) for the year	19		2,994
Secutec Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	13,176		11,473
Total liabilities	10,662		9,771
Sales	65,963		62,256
Profit (loss) for the year	1,774		1,609
SE Green Energy Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	153,105		152,205
Total liabilities	119,461		122,606
Sales	38,867		19,731
Profit (loss) for the year	4,025		2,463
KEPCO Mangilao America LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	2,173		1,793
Total liabilities	1		0
Sales	0		0
Profit (loss) for the year	0		0
Mangilao Intermediate Holdings LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	220,690		100,609
Total liabilities	205,421		80,210
Sales	0		0
Profit (loss) for the year	(6,975)		(3,708)
KEPCO CSC Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	8,093		8,817
Total liabilities	6,799		5,551
Sales	41,854		38,465
Profit (loss) for the year	(2,101)		2,479
KOAK Power Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	14,363		15,864
Total liabilities	393		1,118
Sales	0		0
Profit (loss) for the year	(551)		607
KOMIPO Europe B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	70,431		43,198
Total liabilities	97		46
Sales	402		333
Profit (loss) for the year	(503)		(386)
Haenanum Energy Fund
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	7,463		28,219
Total liabilities	3		132
Sales	40		128
Profit (loss) for the year	(74)		(13)
Paju Ecoenergy Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	57,795		57,320
Total liabilities	2,118		3,506
Sales	15,425		3,069
Profit (loss) for the year	2,234		247
Guam Ukudu Power LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	30,133		3,165
Total liabilities	30,438		3,589
Sales	0		0
Profit (loss) for the year	(2,030)		(1,577)
TS Energy No. 25 Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	353,324		184,667
Total liabilities	318,977		142,709
Sales	421		0
Profit (loss) for the year	(7,525)		(3,779)
KPS Partners Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	2,809		2,139
Total liabilities	1,529		1,127
Sales	9,520		3,562
Profit (loss) for the year	323		313
KEPCO E&C Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	4,054		2,514
Total liabilities	1,889		1,549
Sales	15,985		4,989
Profit (loss) for the year	1,242		464
Moha Solar Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	32,808		7,390
Total liabilities	33,933		7,809
Sales	48		0
Profit (loss) for the year	(706)		(364)
Ogiri Solar Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,041		1,032
Total liabilities	1		0
Sales	0		0
Profit (loss) for the year	9		0
KHNP USA LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	766		464
Total liabilities	10		23
Sales	1,001		229
Profit (loss) for the year	267		119
KOMIPO Vanphong Power Service LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	3,758		1,727
Total liabilities	860		12
Sales	3,853		0
Profit (loss) for the year	958		(34)
Energy Innovation Fund I
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	22,616		8,412
Total liabilities	3,202		1
Sales	0		25
Profit (loss) for the year	(888)		₩ (201)
KHNP Chile SpA
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	5,294
Total liabilities	3,879
Sales	0
Profit (loss) for the year	17
Yeong Yang Apollon Photovoltaic Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,775
Total liabilities	1,632
Sales	5
Profit (loss) for the year	(30)
Yeong Yang Corporation Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,776
Total liabilities	1,623
Sales	9
Profit (loss) for the year	(19)
SolarVader Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,772
Total liabilities	1,627
Sales	0
Profit (loss) for the year	(26)
Yeong Yang Innovation Co., Ltd. [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,773
Total liabilities	1,622
Sales	5
Profit (loss) for the year	(21)
Yeong Yang Horus Photovoltaic Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,771
Total liabilities	1,624
Sales	9
Profit (loss) for the year	(24)
Yeong Yang Solar Management Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,774
Total liabilities	1,625
Sales	0
Profit (loss) for the year	(23)
LSG Hydro Power Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1
Total liabilities	0
Sales	0
Profit (loss) for the year	0
KOEN Bio Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	394
Total liabilities	199
Sales	51
Profit (loss) for the year	(305)
KOMIPO Iberian Solar Group, S.L.U.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	70,993
Total liabilities	56,707
Sales	0
Profit (loss) for the year	1,354
Jeongam Wind Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	86,853
Total liabilities	74,267
Sales	10,476
Profit (loss) for the year	1,027
KOWEPO Europe B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	39,973
Total liabilities	1,449
Sales	0
Profit (loss) for the year	(744)
Yeongdeok Sunrise Wind Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	21,252
Total liabilities	768
Sales	0
Profit (loss) for the year	(116)
KHNP Spain, S.L.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	5
Total liabilities	0
Sales	0
Profit (loss) for the year	₩ 0

[1]	Financial information of EWP America Inc. includes that of three other subsidiaries, EWP Renewable Corporation, California Power Holdings, LLC and EWPRC Biomass Holdings, LLC.
[2]	Financial information of EWP America Inc. includes that of four other subsidiaries, EWP Renewable Corporation, DG Fairhaven Power, LLC, California Power Holdings, LLC and EWPRC Biomass Holdings, LLC.
[3]	Financial information of KOMIPO America Inc. includes that of 17 other subsidiaries including Elara Equity Holdings, LLC and CVS Equity Holdings, LLC.
[4]	Financial information of Energy New Industry Specialized Investment Private Investment Trust includes that of four other subsidiaries, BSK E-New Industry Fund VII, e-New Industry LB Fund 1, Songhyun e-New Industry Fund and BSK E-New Industry Fund X.
[5]	Financial information of Energy New Industry Specialized Investment Private Investment Trust includes that of four other subsidiaries, BSK E-New Industry Fund VII, e-New Industry LB Fund 1, Songhyun e-New Industry Fund and BSK E-New Industry Fund X.